INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INCOME TAX

11.Income Taxes

The provision for income taxes in interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly provision for income taxes, and estimate of the Company’s annual effective tax rate, are subject to variation due to several factors, including variability in pre-tax income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.

The income tax provision effective tax rate for the three months ended March 31, 2024 and 2023 was 0.0%.

The realization of deferred tax assets is dependent upon a variety of factors, including the generation of future taxable income, the reversal of deferred tax liabilities, and tax planning strategies. Based upon the Company’s historical operating losses and the uncertainty of future taxable income, the Company has provided a valuation allowance against most of the deferred tax assets as of March 31, 2024 and 2023.

As of March 31, 2024 and 2023, the Company has no uncertain tax positions or interest and penalties accrued.

10. Income Taxes

There was no current or deferred income taxes for the years ended December 31, 2023 and 2022.

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$2,320,297	$1,909,930
R&D credit	1,423,821	819,406
Capitalized R&D expenses	2,647,013	1,115,268
Capitalized start-up expenses	4,652,045	2,899,830
Stock-based compensation	79,658	24,235
Depreciation and amortization	17,045	1,098
Accrued expenses and other	43,871	7,101
Total deferred tax assets	11,183,750	6,776,868
Valuation allowance	(11,183,750)	(6,776,868)
Net deferred taxes	$—	$—

The Company regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history, and expected future taxable income on a jurisdiction by jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. Due to the uncertainty surrounding their realization, the Company has recorded a full valuation allowance against the net deferred tax assets. Accordingly, no deferred tax asset has been recorded on the consolidated balance sheets.

As of December 31, 2023 and 2022, the Company’s unamortized capitalized R&D expenses of approximately $12,490,000 and $5,310,000, respectively, will be amortized in varying amounts through 2028 for tax purposes. As of December 31, 2023 and 2022, the Company capitalized certain start-up costs of $21,950,000 and $13,710,000, respectively, that will be amortized over a 180-month period beginning with the month in which the Company is considered to be in an active trade or business for tax purposes.

As of December 31, 2023 and 2022, the Company has net operating loss carryforwards for federal income tax purposes of approximately $11,022,000 and $9,092,000, respectively, of which approximately $9,401,000 for federal purposes do not expire (limited to 80% of taxable income in a given year). As of December 31, 2023 and 2022, the Company’s state net operating loss carryforwards were not material.

As of December 31, 2023 and 2022, the Company has federal research credit carryforwards of approximately $1,420,000 and $820,000, respectively. The federal research credit carryforwards will expire at various dates beginning in the year 2035.

The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a Company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the Section 382 and similar state provision.

The Company files income tax returns in the U.S. federal and various state jurisdictions with varying statutes of limitations. The Company is generally no longer subject to tax examinations for years prior to 2020 for federal purposes and 2019 for state purposes, except in certain limited circumstances.

The benefit for income taxes differs from the amount obtained by applying the federal statutory income tax rate as follows:

	Years Ended December 31,
	2023	2022
Federal taxes at statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	0.2%	0.0%
Tax credit carryforward generated	1.9%	3.8%
Valuation allowance	(13.7)%	(23.8)%
Nondeductible change in fair value of SAFE	(9.0)%	(0.0)%
Permanent differences	(0.4)%	(1.0)%
Effective income tax rate	0.0%	0.0%

AltC Acquisition Corp.
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liabilities) for the year ended December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets (liabilities)
Startup organizational expenses	$1,558,190	$562,030
Unrealized gain on marketable securities	—	(294,084)
Total deferred tax assets	1,558,190	267,946
Valuation allowance	(1,558,190)	(562,030)
Deferred tax assets (liabilities), net of valuation allowance	$—	$(294,084)

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$4,523,401	$1,180,272
Deferred	(486,685)	(44,129)

State and Local
Current	1,862,831	—
Deferred	(803,558)	—

Change in valuation allowance	996,160	338,213

Income tax provision	$6,092,149	$1,474,356

As of December 31, 2023 and 2022, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $338,213. For the year ended December 31, 2023, the change in the valuation allowance was $996,160.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.66%	0.00%
Business combination expense	2.71%	0.00%
Valuation allowance	5.55%	6.30%
Income tax provision	33.92%	27.30%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2023 and 2022 remain open and subject to examination. The Company considers New York to be a significant state tax jurisdiction.